SCHEDULE OF UNVESTED RESTRICTED STOCK (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Restricted Shares, Unvested, Beginning Balance	842,881	2,076,317	2,248,699
Weighted Average Grant Date Fair Value per Share, Unvested, Beginning Balance	$ 9.80	$ 10.10	$ 9.58
Number of Restricted Shares, Granted	2,407,500	5,000	1,011,040
Weighted Average Grant Date Fair Value per Share, Granted	$ 8.75	$ 5.04	$ 8.76
Number of Restricted Shares, Vested	(561,548)	(1,049,243)	(1,064,774)
Weighted Average Grant Date Fair Value per Share, Vested	$ 10.35	$ 8.80	$ 9.38
Number of Restricted Shares, Forfeited	(58,427)	(189,193)	(118,648)
Weighted Average Grant Date Fair Value per Share, Forfeited	$ 8.56	$ 9.68	$ 9.25
Number of Restricted Shares, Unvested, Ending Balance	2,630,406	842,881	2,076,317
Weighted Average Grant Date Fair Value per Share, Unvested, Ending Balance	$ 8.75	$ 9.80	$ 10.10